Schedule of Amounts Receivable from and Payable to Related Party (Detail) (Chesapeake, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Chesapeake
Related Party Transaction [Line Items]
Receivable from Chesapeake	$ 2,071	$ 223
Payable to Chesapeake	$ 864	$ 207